Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
In connection with the Merger, the Company raised $268.3 million of gross proceeds from (1) the contribution of $128.3 million of net cash held in Caravel’s trust account from its initial public offering, (2) $50.0 million from the sale of 5,000,000 shares of Class A common stock at $10.00 per share in a transaction exempt from the registration requirement of the Securities Act of 1933, and (3) $90.0 million from the sale of an aggregate of 9,000,000 shares of Class A common stock at $10.00 per share pursuant to the backstop subscription agreement with affiliates (and an assignee of such affiliates) of the sponsor of Caravel (the “Sponsor Backstop Subscription Agreement”).
Immediately before the Merger, all of Legacy Rover’s outstanding warrants were net exercised for shares of Legacy Rover common stock. Upon the consummation of the Merger, all holders of Legacy Rover common stock and preferred stock received shares of the Company’s Class A common stock at a deemed value of $10.379 per share after giving effect to the applicable exchange ratio based on the completion of the following transactions contemplated by the Business Combination Agreement:
•the conversion of all outstanding shares of Legacy Rover redeemable convertible preferred stock into shares of Legacy Rover common stock at the then-effective conversion rate as calculated pursuant to Legacy Rover’s certificate of incorporation;
•the cancellation of each issued and outstanding share of Legacy Rover common stock (including shares of common stock resulting from the conversion of Legacy Rover redeemable convertible preferred stock) and the conversion into a number of shares of the Company’s Class A common stock equal to an exchange ratio of 1.0379 (“Exchange Ratio”); and
•the conversion of all outstanding vested and unvested Legacy Rover stock options into options exercisable for shares of the Company’s Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which were adjusted using the exchange ratio of 1.2006.
No cash consideration was paid out to Legacy Rover stockholders as there was insufficient cash after Caravel common stockholders exercised their right to redeem shares for cash.
In connection with the Merger, the Company incurred $32.7 million of transaction costs. These costs consisted of underwriting, legal, and other professional fees, of which $14.5 million was recorded to additional paid-in capital and the remaining $18.2 million related to liabilities assumed from Caravel that were settled immediately after Closing.
The number of shares of Class A common stock issued immediately following the consummation of the Merger at July 30, 2021 was:

Number of Shares
Common stock of Caravel outstanding prior to the Merger	27,500,000
Less redemption of Caravel shares	(14,677,808)
Caravel Sponsor Earnout Shares outstanding prior to the Merger	6,875,000
Less forfeiture of Caravel Sponsor Earnout Shares(1)	(975,873)
Common stock of Caravel (1)	18,721,319
Shares issued in PIPE financing	5,000,000
Shares issued in Sponsor Backstop Subscription Agreement	8,000,000
Shares issued in Assignment Agreement	1,000,000
Merger and PIPE financing shares	32,721,319
Legacy Rover shares (2)	124,477,819
Total	157,199,138
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(1)Upon the Merger closing, 3,437,500 Sponsor Earnout Shares vested, 975,873 were forfeited and 2,461,627 Sponsor Earnout Shares remained outstanding and unvested. At Closing, the remaining 2,461,627 Sponsor Earnout Shares were subject to vesting conditions based upon the occurrence of certain triggering events. At the close of trading on September 29, 2021, pursuant to the Business Combination Agreement and the achievement of Trigger Events I and II, 1,969,300 Founder Shares vested.
(2)The number of Legacy Rover shares was determined from the 32,434,987 shares of Legacy Rover common stock and 87,496,938 shares of Legacy Rover redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy Rover common stock upon the closing of the Merger, and then converted at the Exchange Ratio of 1.0379 to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.
The Merger was accounted for as a reverse recapitalization under GAAP because Legacy Rover has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Under this method of accounting, Caravel was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of Legacy Rover with the Merger treated as the equivalent of Legacy Rover issuing stock for the net assets of Caravel, accompanied by a recapitalization. The net assets of Caravel are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy Rover.
Legacy Rover was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•Legacy Rover stockholders comprising a relative majority of the voting power of Rover;
•Legacy Rover will have the ability to nominate a majority of the members of the board of directors of Rover;
•Legacy Rover’s operations prior to the acquisition comprising the only ongoing operations of Rover;
•Legacy Rover’s senior management comprising a majority of the senior management of Rover; and
•Rover substantially assuming the Legacy Rover name.